Offerings - Offering: 1	Feb. 06, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	6,000,000
Proposed Maximum Offering Price per Unit | $ / shares	0.46
Maximum Aggregate Offering Price	$ 2,760,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 382
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended, this registration statement also registers hereunder an indeterminate number of shares of common stock issuable as a result of the anti-dilution provisions of both the Amended & Restated 2015 Omnibus Incentive Plan and the Employment Inducement Incentive Award Plan (the “Plans”).Pursuant to Rule 457(c), the registration fee is calculated on the basis of the average of the high and low sale prices for the common stock on the NYSE American on February 4, 2026, $0.46. Pursuant to General Instruction E to Form S-8, the registration fee is calculated only with respect to additional securities registered under the Plans.